STATEMENT OF ADDITIONAL INFORMATION

           INDIVIDUAL FIXED AND VARIABLE DEFERRED ANNUITY CONTRACT

                                  issued by

                   COVA VARIABLE ANNUITY ACCOUNT FIVE

                                     AND

                    COVA FINANCIAL LIFE INSURANCE COMPANY



THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED May 1, 1998 FOR THE
INDIVIDUAL  FIXED AND  VARIABLE  DEFERRED  ANNUITY  CONTRACT  WHICH IS DESCRIBED
HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644,
(800) 831-5433.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED May 1, 1998.





                         TABLE OF CONTENTS



                                                            Page

COMPANY                                                       3

EXPERTS                                                       3

LEGAL OPINIONS                                                3

DISTRIBUTION                                                  4
Reduction or Elimination of the Withdrawal Charge             4

PERFORMANCE INFORMATION                                       5
Total Return                                                  5
Historical Unit Values                                        6
Reporting Agencies                                            6
Performance Information                                       7


FEDERAL TAX STATUS                                            8
General                                                       8
Diversification                                               9
Multiple Contracts                                           10
Contracts Owned by Other than Natural Persons                10
Tax Treatment of Assignments                                 11
Income Tax Withholding                                       11
Tax Treatment of Withdrawals - Non-Qualified Contracts       11
Qualified Plans                                              12
Tax Treatment of Withdrawals - Qualified Contracts           15
Tax-Sheltered Annuities - Withdrawal Limitations             16

ANNUITY PROVISIONS                                           16
Variable Annuity                                             16
Fixed Annuity                                                17
Annuity Unit                                                 17
Net Investment Factor                                        17
Mortality and Expense Guarantee                              18

FINANCIAL STATEMENTS                                         18







                                   COMPANY

Cova   Financial  Life   Insurance   Company  (the   "Company")  was  originally
incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation and changed its name on January 1, 1986 to Xerox Financial Life Insurance Company. The Company presently is licensed to do business in the state of California. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased Xerox Financial Services Life Insurance Company ("Xerox Life"), an affiliate of the Company, from Xerox Financial Services, Inc. The acquisition of Xerox Life included related companies, including the Company. On June 1, 1995 the Company changed its name to Cova Financial Life Insurance Company.

General American is a St. Louis-based mutual company with more than $300 billion of life insurance in force and approximately $24 billion in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                   EXPERTS

The balance sheets of the Company as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the periods from June 1, 1995 to December 31, 1995 and January 1, 1995 to May 31, 1995, and the statement of assets and liabilities of the Separate Account as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG Peat Marwick LLP covering the Company's financial statements referred to above contains an explanatory paragraph stating that as a result of its 1995 acquisition, the financial information for the periods subsequent to the acquisition is presented on a different cost basis than for the period prior to the acquisition and, therefore, is not comparable.

                                LEGAL OPINIONS


Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                 DISTRIBUTION

Cova Life Sales Company ("Life Sales") acts as the distributor. Prior to June 1, 1995, Cova Life Sales Company was known as Xerox Life Sales Company. Life Sales is an affiliate of the Company. The offering is on a continuous basis.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                           PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Premium, a .15% Administrative Expense Charge, the expenses for the underlying investment portfolio being advertised and any applicable Contract Maintenance Charges and Withdrawal Charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Contract Maintenance Charges and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


                                        n
                               P (1 + T) = ERV

Where:
P    =  a hypothetical initial payment of $1,000
T    =  average annual total return
n    =  number of years
ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical
        $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge. The deduction of any Withdrawal Charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what an Owner's total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

The Accumulation Units which invest in the Portfolios managed by J.P. Morgan Investment Management Inc., Lord, Abbett & Co., Conning Asset Management Company, Fidelity Management & Research Company, A I M Advisors, Inc., and Massachusetts Financial Services Company (collectively, the "Existing Funds") have no meaningful investment performance history yet. However, certain Portfolios of the Existing Funds have been in existence for some time and consequently have an investment performance history. In order to demonstrate how investment experience of the Existing Funds affect Accumulation Unit values, performance information was developed. The information is based upon the historical experience of the Existing Funds and is for the periods shown. The prospectus contains a chart of performance information.

Future performance of the Existing Funds will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the Existing Funds is calculated for a specified period of time by assuming an initial Purchase Payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the insurance charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases)are determined by subtracting the initial Purchase Payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.


                              FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Teras. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.     H.R. 10 Plans

Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.     Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.     Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

       Roth IRAs

Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions,including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax.
A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.


d.     Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Corporate Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.


                              ANNUITY PROVISIONS

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account. At the Annuity Date, the Contract Value in each investment portfolio will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. If, as of the Annuity Date, the then current Annuity Option rates applicable to this class of Contracts provide a first Annuity Payment greater than guaranteed under the same Annuity Option under this Contract, the greater payment will be made. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

The total dollar amount of each Variable Annuity Payment is the sum of all investment portfolios' Variable Annuity Payments reduced by the applicable Contract Maintenance Charge.

FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The General Account Value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The first monthly Annuity Payment will be based upon the Annuity Option elected and the appropriate Annuity Option Table.

ANNUITY UNIT

The value of an Annuity Unit for each investment portfolio was arbitrarily set initially at $10. This was done when the first investment portfolio shares were purchased. The investment portfolio Annuity Unit value at the end of any subsequent Valuation Period is determined by multiplying the investment portfolio Annuity Unit value for the immediately preceding Valuation Period by the product of (a) the Net Investment Factor for the day for which the Annuity Unit value is being calculated, and (b) 0.999919.

NET INVESTMENT FACTOR

The Net Investment Factor for any investment portfolio for any Valuation Period is determined by dividing:

(a) the Accumulation Unit value as of the close of the current Valuation Period, by

(b) the Accumulation Unit value as of the close of the immediately preceding Valuation Period.

The Net Investment Factor may be greater or less than one, as the Annuity Unit value may increase or decrease.

MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


COVA VARIABLE ANNUITY ACCOUNT FIVE
Financial Statements
December 31, 1997
(With Independent Auditors' Report Thereon)


                          Independent Auditors' Report


The Contract Owners of Cova Variable
       Annuity Account Five, Board of
       Directors and Shareholder of
       Cova Financial Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Quality Income, Money Market, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Mid-Cap Value, Quality Bond, Small Cap Stock, Select Equity, and International Equity sub-accounts (investment options within the Cova Series Trust) and the Growth and Income sub-account (investment option within the Lord Abbett Series Fund, Inc.) and the Money Market sub-account (investment option within the General American Capital Company) of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1997, and the related statement of operations for the year or period then ended, the statements of changes in contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Annuity Account Five of Cova Financial Life Insurance Company as of December 31, 1997, the results of its operations for the year or period then ended, the changes in its contract owners' equity for each of the years or periods presented, and the financial highlights for each of the years or periods presented, in conformity with generally accepted accounting principles.



Chicago, Illinois
February 20, 1998





COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
 Investments:

  Cova Series Trust:

    Quality Income Portfolio - 67,069 shares at a net asset value of $10.90 per share (cost $716,343)                   $731,022
    Money Market Portfolio - 370,670 shares at a net asset value of $1.00 per share (cost $370,670)                      370,670
    Stock Index Portfolio - 82,467 shares at a net asset value of $21.07 per share (cost $1,344,243)                   1,737,586
    Growth and Income Portfolio - 98,525 shares at a net asset value of $17.05 per share (cost $1,428,634)             1,680,017
    Bond Debenture Portfolio - 369,480 shares at a net asset value of $12.11 per share (cost $4,311,974)               4,475,308
    Developing Growth Portfolio - 6,027 shares at a net asset value of $10.55 per share (cost $63,171)                    63,575
    Mid-Cap Value Portfolio - 8,500 shares at a net asset value of $10.48 per share (cost $86,555)                        89,091
    Quality Bond Portfolio - 251,571 shares at a net asset value of $10.40 per share (cost $2,575,465)                 2,617,582
    Small Cap Stock Portfolio - 501,987 shares at a net asset value of $13.10 per share (cost $5,812,661)              6,578,433
    Large Cap Stock Portfolio - 738,502 shares at a net asset value of $13.85 per share (cost $9,593,772)             10,224,639
    Select Equity Portfolio - 704,990 shares at a net asset value of $13.97 per share (cost $8,560,587)                9,845,561
    International Equity Portfolio - 553,682 shares at a net value of $11.47 per share (cost $6,259,980)               6,351,635

   Lord Abbett Series Fund, Inc.:

    Growth and Income Portfolio - 1,250,767 shares at a net asset value of $19.51 per share (cost $22,888,504)        24,402,594

   General American Capital Company:

    Money Market Portfolio - 8,247 shares at a net asset value of $18.23 per share (cost $149,869)                       150,309
                                                                                                                         -------

Total Assets                                                                                                         $69,318,022

See accompanying notes to financial statements.

                                                                                                          (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

LIABILITIES AND CONTRACT OWNERS' EQUITY
 Liabilities:

  Trust Quality Income                                                                             $28
  Trust Money Market                                                                                14
  Trust Stock Index                                                                                 67
  Trust Growth and Income                                                                           64
  Trust Bond Debenture                                                                             171
  Trust Developing Growth                                                                            3
  Trust Mid-Cap Value                                                                                3
  Trust Quality Bond                                                                               100
  Trust Small Cap Stock                                                                            250
  Trust Large Cap Stock                                                                            392
  Trust Select Equity                                                                              376
  Trust International Equity                                                                       243
  Fund Growth and Income                                                                           932
  GACC Money Market                                                                                  6
                                                                                                     -

   Total Liabilities                                                                             2,649

 Contract Owners' Equity:

  Trust Quality Income - 43,729 accumulation units at $16.716340 per unit                                         730,994
  Trust Money Market - 29,951 accumulation units at $12.375227 per unit                                           370,656
  Trust Stock Index - 69,602 accumulation units at $24.963612 per unit                                          1,737,519
  Trust Growth and Income - 80,080 accumulation units at $20.978338 per unit                                    1,679,953
  Trust Bond Debenture - 347,400 accumulation units at $12.881799 per unit                                      4,475,137
  Trust Developing Growth - 6,039 accumulation units at $10.527555 per unit                                        63,572
  Trust Mid-Cap Value - 8,510 accumulation units at $10.467957 per unit                                            89,088
  Trust Quality Bond - 234,643 accumulation units at $11.155144 per unit                                        2,617,482
  Trust Small Cap Stock - 487,580 accumulation units at $13.491493 per unit                                     6,578,183
  Trust Large Cap Stock - 686,677 accumulation units at $14.889464 per unit                                    10,224,247
  Trust Select Equity - 700,550 accumulation units at $14.053503 per unit                                       9,845,185
  Trust International Equity - 554,105 accumulation units at $11.462436 per unit                                6,351,392
  Fund Growth and Income - 791,310 accumulation units at $30.837057 per unit                                   24,401,662
  GACC Money Market - 14,091 accumulation units at $10.667017 per unit                                            150,303
                                                                                                                  -------

   Total Contract Owners' Equity                                                                               69,315,373

Total Liabilities and Contract Owners' Equity                                                                 $69,318,022
                                                                                                               ==========





See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

         Cova

                                                                                                        Series

Trust

---------------------------------------------------------------------------------------------------------------------------

                                              Quality             Money            Stock        Growth and             Bond
  Bond                                         Income            Market            Index            Income        Debenture
  ----                                         ------            ------            -----            ------        ---------
  Investment Income
   Income:

    Dividends and Capital

  Gains          Distributions                $27,675           $44,503          $25,264           $33,091         $151,661
                                               ------            ------           ------            ------          -------
 Expenses:
  Mortality and Expense

   Risk Fee                                     5,756            10,066           16,637            15,341           27,344
  Administrative Fee                              691             1,208            1,996             1,841            3,281
                                                  ---             -----            -----             -----            -----
   Total Expenses                               6,447            11,274           18,633            17,182           30,625
                                                -----            ------           ------            ------           ------

Net Investment Income (Loss)                   21,228            33,229            6,631            15,909          121,036
                                               ------            ------            -----            ------          -------

Net Realized Gain (Loss)

 on Investments                                 (265)                --           18,876             2,998            5,501

Net change in Unrealized

 Gain on Investments                           14,231                --          311,158           213,640          154,943
                                               ------                            -------           -------          -------

Net Realized and Unrealized

 Gain on Investments                           13,966                --          330,034           216,638          160,444
                                               ------                            -------           -------          -------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                              $35,194           $33,229         $336,665          $232,547         $281,480
                                              =======           =======         ========          ========         ========




See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                                      Cova Series Trust

---------------------------------------------------------------------------------------------------------------------------

                                                  Developing           Mid-Cap          Quality
  Bond                                                Growth             Value
  ----                                                ------             -----         --------
  Investment Income
   Income:

    Dividends and Capital

  Gains          Distributions                           $12               $85         $109,296
                                                          --                --          -------
 Expenses:
  Mortality and Expense

   Risk Fee                                               69                91           19,358
  Administrative Fee                                       8                11            2,323
                                                           -                --            -----
   Total Expenses                                         77               102           21,681
                                                          --               ---           ------

Net Investment Income (Loss)                            (65)              (17)           87,615
                                                        ----              ----           ------

Net Realized Gain (Loss)

 on Investments                                         (15)                50            1,954

Net change in Unrealized

 Gain on Investments                                     404             2,536           39,803
                                                         ---             -----           ------

Net Realized and Unrealized

 Gain on Investments                                     389             2,586           41,757
                                                         ---             -----           ------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                                        $324            $2,569         $129,372
                                                        ====            ======         ========




See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                               Cova                                Lord Abbett
                                                            Series Trust                          Series Fund, Inc.
                                                     --------------------------------------------------------  ---------------

                                                Small             Large           Select             Int'l       Growth and
                                              Cap Stock         Cap Stock           Equity            Equity       Income
                                              ---------         ---------           ------            ------       ------
Investment Income
 Income:

  Dividends and Capital

Gains          Distributions                  $30,620          $610,536          $74,535           $53,207       $1,908,028
                                              -------          --------          -------           -------       ----------
 Expenses:
  Mortality and Expense

   Risk Fee                                    45,153            65,823           69,378            45,495          200,778
  Administrative Fee                            5,418             7,899            8,325             5,459           24,093
                                                -----             -----            -----             -----           ------
   Total Expenses                              50,571            73,722           77,703            50,954          224,871
                                               ------            ------           ------            ------          -------

Net Investment Income (Loss)                 (19,951)           536,814          (3,168)             2,253        1,683,157
                                             --------           -------          -------             -----        ---------

 Net Realized Gain (Loss)

  on Investments                                9,307            14,746           20,469             2,886           78,243

Net change in Unrealized

  Gain on Investments                         731,752           574,012        1,183,581            24,972        1,139,321
                                              -------           -------        ---------            ------        ---------

Net Realized and Unrealized

  Gain on Investments                         741,059           588,758        1,204,050            27,858        1,217,564
                                              -------           -------        ---------            ------        ---------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                             $721,108        $1,125,572       $1,200,882           $30,111       $2,900,721
                                             ========        ==========       ==========           =======       ==========




See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF OPERATIONS
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997


                                               GACC
                                            -----------

                                             Money             Total
                                             Market           -----
                                             ------
Investment Income
 Income:

  Dividends and Capital

Gains          Distributions                       --        $3,068,513
                                                   --        ----------
 Expenses:
  Mortality and Expense

   Risk Fee                                       106           521,395
  Administrative Fee                               13            62,566
                                                   --            ------
   Total Expenses                                 119           583,961
                                                  ---           -------

Net Investment Income (Loss)                    (119)         2,484,552
                                                -----         ---------

 Net Realized Gain (Loss)

  on Investments                                   74           154,824

Net change in Unrealized

  Gain on Investments                             440         4,390,793
                                                  ---         ---------

Net Realized and Unrealized

  Gain on Investments                             514         4,545,617
                                                  ---         ---------

Net Increase in Contract
 Owners' Equity Resulting

 From Operations                                 $395        $7,030,169
                                                 ====        ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                                                Cova Series Trust

-------------------------------------------------------------------------------------------------------------------------

                                              Quality            Money             Stock       Growth and              Bond
   Bond                                        Income           Market             Index           Income         Debenture
   ----                                        ------           ------             -----           ------         ---------
     From Operations:
      Net Investment Income (Loss)            $21,228          $33,229            $6,631          $15,909          $121,036
      Net Realized Gain (Loss) on
      Investments                               (265)               --            18,876            2,998             5,501

     Net change in Unrealized Gain

       on Investments                          14,231               --           311,158          213,640           154,943
                                               ------                            -------          -------           -------

     Net Increase in Contract
      Owners' Equity Resulting

      From Operations                          35,194           33,229           336,665          232,547           281,480
                                               ------           ------           -------          -------           -------

     From Account Unit
     Transactions:

      Proceeds from Units of

       the Account Sold                         5,588        5,425,271            21,617          145,535           986,444

      Payments for Units of the

       Account Redeemed                      (46,134)         (73,008)          (25,416)         (12,290)          (76,410)
      Account Transfers                       437,402      (5,336,710)           444,691          627,885         2,836,964
                                              -------      -----------           -------          -------         ---------

     Net Increase in
      Contract Owners' Equity
      From Account Unit

      Transactions                            396,856           15,553           440,892          761,130         3,746,998
                                              -------           ------           -------          -------         ---------

     Net Increase
     in

          Contract Owners' Equity             432,050           48,782           777,557          993,677         4,028,478

     Contract Owners' Equity:

      Beginning of Period                     298,944          321,874           959,962          686,276           446,659
                                              -------          -------           -------          -------           -------
       End of Period                          $730,994         $370,656        $1,737,519       $1,679,953        $4,475,137
                                              ========         ========        ==========       ==========        ==========



See accompanying notes to financial statements.                      (continued)


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                                                Cova Series Trust

-------------------------------------------------------------------------------------------------------------------------

                                               Developing           Mid-Cap          Quality
   Bond                                            Growth             Value
   ----                                            ------             -----
     From Operations:
      Net Investment Income (Loss)                  ($65)             ($17)          $87,615
      Net Realized Gain (Loss) on
      Investments                                    (15)                50            1,954

     Net change in Unrealized Gain

       on Investments                                 404             2,536           39,803
                                                      ---             -----           ------

     Net Increase in Contract
      Owners' Equity Resulting

      From Operations                                 324             2,569          129,372
                                                      ---             -----          -------

     From Account Unit
     Transactions:

      Proceeds from Units of

       the Account Sold                            15,000            32,249          283,752

      Payments for Units of the

       Account Redeemed                               166                68         (28,465)
      Account Transfers                            48,082            54,202        1,563,687
                                                   ------            ------        ---------

     Net Increase in
      Contract Owners' Equity
      From Account Unit

      Transactions                                 63,248            86,519        1,818,974
                                                   ------            ------        ---------

     Net Increase
     in

          Contract Owners' Equity                  63,572            89,088        1,948,346

     Contract Owners' Equity:

      Beginning of Period                              --                --          669,136
                                                                                     -------
      End of Period                               $63,572           $89,088       $2,617,482
                                                  =======           =======       ==========

COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                               Cova Series Trust                      Lord Abbett Series Fund, Inc.

                                                Small             Large           Select             Int'l       Growth and
                                            Cap Stock         Cap Stock           Equity            Equity           Income
                                            ---------         ---------           ------            ------           ------

From Operations:

 Net Investment Income (Loss)               ($19,951)          $536,814         ($3,168)            $2,253       $1,683,157
 Net Realized Gain (Loss) on
  Investments                                   9,307            14,746           20,469             2,886           78,243

 Net change in Unrealized Gain

  on Investments                              731,752           574,012        1,183,581            24,972        1,139,321
                                              -------           -------        ---------            ------        ---------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                              721,108         1,125,572        1,200,882            30,111        2,900,721
                                              -------         ---------        ---------            ------        ---------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                            965,134         1,764,924        1,672,740         1,161,490        1,887,670

 Payments for Units of the

  Account Redeemed                          (119,268)         (113,206)        (139,188)          (92,391)        (515,567)
 Account Transfers                          3,732,024         6,016,134        5,100,198         3,891,923       10,712,632
                                            ---------         ---------        ---------         ---------       ----------

Net Increase in
 Contract Owners' Equity
 From Account Unit

 Transactions                               4,577,890         7,667,852        6,633,750         4,961,022       12,084,735
                                            ---------         ---------        ---------         ---------       ----------

Net Increase in

 Contract Owners' Equity                    5,298,998         8,793,424        7,834,632         4,991,133       14,985,456

Contract Owners' Equity:

 Beginning of Period                        1,279,185         1,430,823        2,010,553         1,360,259        9,416,206
                                            ---------         ---------        ---------         ---------        ---------
 End of Period                             $6,578,183       $10,224,247       $9,845,185        $6,351,392      $24,401,662
                                           ==========       ===========       ==========        ==========      ===========



See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1997

                                                       GACC
                                                Money
                                               Market             Total
                                               ------             -----

From Operations:

 Net Investment Income (Loss)                  ($119)         2,484,552
 Net Realized Gain (Loss) on
  Investments                                      74           154,824

 Net change in Unrealized Gain

  on Investments                                  440         4,390,793
                                                  ---         ---------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                                  395         7,030,169
                                                  ---         ---------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                            178,947        14,546,361

 Payments for Units of the

  Account Redeemed                                  -       (1,241,109)
 Account Transfers                           (29,039)        30,100,075
                                             --------        ----------

Net Increase in
 Contract Owners' Equity
 From Account Unit

 Transactions                                 149,908        43,405,327
                                              -------        ----------

Net Increase in

 Contract Owners' Equity                      150,303        50,435,496

Contract Owners' Equity:

 Beginning of Period                               --        18,879,877
                                                             ----------
 End of Period                             $ $150,303       $69,315,373
                                           = ========       ===========



See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1996

                                                                                     Cova Series Trust

------------------------------------------------------------------------------------------------------------------------

                                              Quality             Money            Stock        Growth and             Bond
                                               Income            Market            Index            Income        Debenture
                                               ------            ------            -----            ------        ---------

From Operations:

 Net Investment Income                         $7,224           $21,633          $34,743           $28,906          $12,071
 Net Realized Gain (Loss) on
   Investments                                  (682)                --            1,342               518            1,375

 Net change in Unrealized

  Gain (Loss) on Investments                  (1,359)                --           80,860            41,537            8,392
                                              ------                              ------            ------            -----

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                                5,183            21,633          116,945            70,961           21,838
                                                -----            ------          -------            ------           ------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                             57,261         5,011,759          152,928            32,625          115,745

 Payments for Units of the

  Account Redeemed                           (22,762)             (170)         (13,935)           (7,535)               --
 Account Transfers                            125,849       (5,037,068)          492,907           485,085          309,076
                                              -------       -----------          -------           -------          -------

Net Increase (Decrease) in
 Contract Owners' Equity

 From Account Unit                            160,348          (25,479)          631,900           510,175          424,821
                                              -------          --------          -------           -------          -------
 Transactions

Net Increase (Decrease) in

 Contract Owner's Equity                      165,531           (3,846)          748,845           581,136          446,659

Contract Owners' Equity:

 Beginning of Period                          133,413           325,720          211,117           105,140               --
                                              -------           -------          -------           -------


 End of Period                               $298,944          $321,874         $959,962          $686,276         $446,659
                                             ========          ========         ========          ========         ========



See accompanying notes to financial statements.                      (continued)


COVA VARIABLE ANNUITY ACCOUNT FIVE
STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1996

                                                                                     Cova Series Trust

------------------------------------------------------------------------------------------------------------------------

                                                Quality             Small            Large
                                                   Bond         Cap Stock        Cap Stock
                                                   ----         ---------        ---------

From Operations:

 Net Investment Income                          $13,991           $47,627          $29,893
 Net Realized Gain (Loss) on
   Investments                                       65               334            3,085

 Net change in Unrealized

  Gain (Loss) on Investments                      2,313            34,020           56,856
                                                  -----            ------           ------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                                 16,369            81,981           89,834
                                                 ------            ------           ------

From Account Unit
Transactions:

 Proceeds from Units of

  the Account Sold                              100,194           461,912          542,124

 Payments for Units of the

  Account Redeemed                           (  (1,570)           (3,036)          (7,336)
 Account Transfers                              554,143           738,328          806,201
                                                -------           -------          -------

Net Increase (Decrease) in
 Contract Owners' Equity

 From Account Unit                              652,767         1,197,204        1,340,989
                                                -------         ---------        ---------
 Transactions

Net Increase (Decrease) in

 Contract Owner's Equity                        669,136         1,279,185        1,430,823

Contract Owners' Equity:

 Beginning of Period                                 --              --                 --

 End of Period                               $ $669,136        $1,279,185       $1,430,823
                                             = ========        ==========       ==========



See accompanying notes to financial statements.                 (continued)


COVA VARIABLE ANNUITY ACCOUNT FIVE

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1996

                                                             Cova                 Lord Abbett
                                                       Series Trust         Series Fund, Inc.

                                               Select             Int'l       Growth and
                                               Equity            Equity           Income             Total

From Operations:

 Net Investment Income                        $21,801            $2,480         $534,226          $754,595
 Net Realized Gain (Loss) on
  Investments                                     465               132            2,820             9,454

 Net change in Unrealized Gain

  (Loss) on Investments                       101,392            66,683          471,675           862,369
                                              -------            ------          -------           -------

Net Increase in Contract
 Owner's Equity Resulting

 From Operations                              123,658            69,295        1,008,721         1,626,418
                                              -------            ------        ---------         ---------

From Account Unit Transactions:
 Proceeds for Units of

  the Account Sold                            755,570           576,132        1,438,328         9,244,578

 Payments for Units of the

  Account Redeemed                            (8,859)           (4,725)        (131,847)         (201,775)
 Account Transfers                          1,140,184           719,557        4,425,896         4,760,158
                                            ---------           -------        ---------         ---------

Net Increase (Decrease) in
 Contract Owners' Equity

 From Account Unit                          1,886,895         1,290,964        5,732,377        13,802,961
                                            ---------         ---------        ---------        ----------
 Transactions

Net Increase (Decrease) in

 Contract Owners Equity                     2,010,553         1,360,259        6,741,098        15,429,379

Contract Owners' Equity:

 Beginning of Period                               --                --        2,675,108         3,450,498
                                                                               ---------         ---------
 End of Period                             $2,010,553        $1,360,259       $9,416,206         $18,879,877
                                           ==========        ==========       ==========         ==========




See accompanying notes to financial statements.



                       COVA VARIABLE ANNUITY ACCOUNT FIVE
                              FINANCIAL HIGHLIGHTS


Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

                  Cova Series Trust - Quality Income Portfolio
       (Managed by Van Kampen American Capital Investment Advisory Corp.)

                                                                    YEAR                       YEAR        PERIOD FROM 8/16/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $15.54                     $15.33                    $14.42
                                                                  ------                     ------                    ------

Net Investment Income                                                .84                        .46                       .32

Net Realized and Unrealized

  Gain (Loss) from Security Transactions                             .34                      (.25)                       .59
                                                                     ---                      ----                        ---

Total from Investment Operations                                    1.18                        .21                       .91
                                                                    ----                        ---                       ---

Accumulation Unit Value,

  End of Period                                                   $16.72                     $15.54                    $15.33
                                                                  ======                     ======                    ======


Total Return*                                                      7.57%                      1.36%                     6.30%

Contract Owners' Equity,

  End of Period (in thousands)                                      $731                       $299                      $133

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               4.60%                      3.21%                   6.54%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).
**                  Annualized

     See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Money Market Portfolio
(Managed by Van Kampen American Capital Investment Advisory Corp.)

                                                                    YEAR                       YEAR        PERIOD FROM 6/19/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $11.88                     $11.42                    $11.13
                                                                  ------                     ------                    ------

Net Investment Income                                                .50                        .46                       .29

Net Realized and Unrealized

  Gain from Security Transactions                                     --                         --                        --

Total from Investment Operations                                     .50                        .46                       .29
                                                                     ---                        ---                       ---

Accumulation Unit Value,

  End of Period                                                   $12.38                     $11.88                    $11.42
                                                                   =====                      =====                     =====


Total Return*                                                      4.17%                      3.98%                     2.61%

Contract Owners' Equity,

  End of Period (in thousands)                                      $371                       $322                      $326

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               4.13%                      3.91%                   4.38%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**                   Annualized

   See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Stock Index Portfolio
(Managed by Van Kampen American Capital Investment Advisory Corp.)

                                                                    YEAR                       YEAR        PERIOD FROM 7/20/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $19.04                     $15.77                    $14.13
                                                                  ------                     ------                    ------

Net Investment Income                                                .09                        .67                       .50

Net Realized and Unrealized

   Gain from Security Transactions                                  5.83                      2.60                       1.14
                                                                    ----                      -----                      ----

Total from Investment Operations                                    5.92                       3.27                      1.64
                                                                    ----                       ----                      ----

Accumulation Unit Value,

  End of Period                                                   $24.96                     $19.04                    $15.77
                                                                   =====                      =====                     =====


Total Return*                                                     31.13%                     20.69%                    11.65%

Contract Owners' Equity,

  End of Period (in thousands)                                    $1,738                       $960                      $211

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                                .50%                      5.84%                  18.57%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

   See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Growth & Income Portfolio
(Managed by Van Kampen American Capital Investment Advisory Corp.)


                                                                    YEAR                       YEAR        PERIOD FROM 7/19/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $17.01                     $14.61                    $13.05
                                                                  ------                     ------                    ------

Net Investment Income                                                .23                        .68                       .99

Net Realized and Unrealized

    Gain from Security Transactions                                 3.74                       1.72                       .57
                                                                    ----                       ----                       ---

Total from Investment Operations                                    3.97                       2.40                      1.56
                                                                    ----                       ----                      ----

Accumulation Unit Value,

  End of Period                                                   $20.98                     $17.01                    $14.61
                                                                  ======                     ======                    ======


Total Return*                                                     23.34%                     16.42%                    11.93%

Contract Owners' Equity,

  End of Period (in thousands)                                    $1,680                        $686                     $105

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               1.29%                      7.08%                  49.49%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**     Annualized

    See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Bond Debenture Portfolio
 (Managed by Lord, Abbett & Co.)

                                                                    YEAR        PERIOD FROM 5/20/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                      OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $11.30                     $10.15
                                                                  ------                     ------

Net Investment Income                                                .40                         .33

Net Realized and Unrealized

    Gain from Security Transactions                                 1.18                       .82
                                                                    ----                       ---

Total from Investment Operations                                    1.58                       1.15
                                                                    ----                       ----

Accumulation Unit Value,

  End of Period                                                   $12.88                     $11.30
                                                                   =====                      =====


Total Return*                                                     14.05%                     11.32%

Contract Owners' Equity,

  End of Period (in thousands)                                    $4,475                       $447

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               5.50%                    9.98%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

     See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.


Cova Series Trust - Developing Growth Portfolio
(Managed by Lord, Abbett & Co.)

                                                     PERIOD FROM 11/7/97
                                                        (COMMENCEMENT OF
                                                             OPERATIONS)
                                                         THROUGH 12/31/97

  Accumulation Unit Value,

    Beginning of Period                                           $10.83

  Net Investment Loss                                              (.02)

  Net Realized and Unrealized

     Loss from Security Transactions                               (.28)

  Total from Investment Operations                                (0.30)

  Accumulation Unit Value,

    End of Period                                                 $10.53

  Total Return*                                                  (2.80%)

  Contract Owners' Equity

    End of Period (in thousands)                                     $64

  Ratio of Expenses to Average

    Contract Owners' Equity                                      1.40%**

  Ratio of Net Investment Loss

    to Average Contract Owners' Equity                         (1.14%)**

* Investment return does not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but does reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Mid-Cap Value Portfolio
(Managed by Lord, Abbett & Co.)

                                                     PERIOD FROM 11/7/97
                                                (COMMENCEMENT OF OPERATIONS)
                                                        THROUGH 12/31/97

  Accumulation Unit Value,

    Beginning of Period                                           $10.05

  Net Investment Loss                                              (.01)

  Net Realized and Unrealized

     Gain from Security Transactions                                 .43

  Total from Investment Operations                                   .42

  Accumulation Unit Value,

    End of Period                                                 $10.47

  Total Return*                                                    4.17%

  Contract Owners' Equity

    End of Period (in thousands)                                     $89

  Ratio of Expenses to Average

    Contract Owners' Equity                                      1.40%**

  Ratio of Net Investment Loss

    to Average Contract Owners' Equity                          (.22%)**

* Investment return does not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but does reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Quality Bond Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/20/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $10.37                      $9.95
                                                                  ------                      -----

Net Investment Income                                                .45                        .29

Net Realized and Unrealized

   Gain from Security Transactions                                   .34                        .13
                                                                     ---                        ---

Total from Investment Operations                                     .79                        .42
                                                                     ---                        ---

Accumulation Unit Value,

  End of Period                                                   $11.16                     $10.37
                                                                  ======                      =====


Total Return*                                                      7.58%                      4.20%

Contract Owners' Equity,

  End of Period (in thousands)                                    $2,617                       $669

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                               5.64%                    7.33%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.




COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Small Cap Stock Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/15/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

  Accumulation Unit Value,

    Beginning of Period                                           $11.31                     $10.91
                                                                  ------                     ------

  Net Investment Income (Loss)                                     (.08)                        .39

  Net Realized and Unrealized

      Gain from Security Transactions                               2.26                        .01
                                                                    ----                        ---

  Total from Investment Operations                                  2.18                        .40
                                                                    ----                        ---

  Accumulation Unit Value,

    End of Period                                                 $13.49                     $11.31
                                                                  ======                      =====


  Total Return*                                                   19.31%                      3.69%

  Contract Owners' Equity,

    End of Period (in thousands)                                  $6,578                     $1,279

  Ratio of Expenses to Average

    Contract Owners' Equity                                        1.40%                    1.40%**

  Ratio of Net Investment Income (Loss)

    to Average Contract Owners' Equity                           (0.55%)                   12.57%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Large Cap Stock Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/16/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $11.34                     $10.16
                                                                  ------                     ------

Net Investment Income                                                .77                        .22

Net Realized and Unrealized

    Gain from Security Transactions                                 2.78                        .96
                                                                    ----                        ---

Total from Investment Operations                                    3.55                       1.18
                                                                    ----                       ----

Accumulation Unit Value,

  End of Period                                                   $14.89                     $11.34
                                                                   =====                      =====


Total Return*                                                     31.36%                     11.62%

Contract Owners' Equity,

  End of Period (in thousands)                                   $10,224                     $1,431

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                              10.14%                    8.33%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.



COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - Select Equity Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/15/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                         OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $10.84                     $10.15
                                                                  ------                     ------

Net Investment Income (Loss)                                       (.03)                        .11

Net Realized and Unrealized

    Gain from Security Transactions                                 3.24                        .58
                                                                    ----                        ---

Total from Investment Operations                                    3.21                        .69
                                                                    ----                        ---

Accumulation Unit Value,

  End of Period                                                   $14.05                     $10.84
                                                                   =====                      =====


Total Return*                                                     29.67%                      6.76%

Contract Owners' Equity,

  End of Period (in thousands)                                    $9,845                     $2,011

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income (Loss)

  to Average Contract Owners' Equity                              (.06%)                    4.23%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Cova Series Trust - International Equity Portfolio
(Managed by J.P. Morgan Investment Management, Inc.)

                                                                    YEAR        PERIOD FROM 5/14/96
                                                                   ENDED           (COMMENCEMENT OF
                                                                                     OPERATIONS)
                                                                12/31/97            THROUGH 12/31/96

Accumulation Unit Value,

  Beginning of Period                                             $10.97                     $10.10
                                                                  ------                     ------

Net Investment Income (Loss)                                       (.01)                        .02

Net Realized and Unrealized

    Gain from Security Transactions                                  .50                        .85
                                                                     ---                        ---

Total from Investment Operations                                     .49                        .87
                                                                     ---                        ---

Accumulation Unit Value,

  End of Period                                                   $11.46                     $10.97
                                                                   =====                      =====


Total Return*                                                      4.52%                      8.60%

Contract Owners' Equity,

  End of Period (in thousands)                                    $6,351                     $1,360

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                    1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                                .06%                     .61%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

Lord Abbett Series Fund, Inc. Growth and Income Portfolio

                                                                    YEAR                       YEAR       PERIOD FROM 7/20/95
                                                                   ENDED                      ENDED          (COMMENCEMENT OF
                                                                                                                  OPERATIONS)
                                                                12/31/97                   12/31/96          THROUGH 12/31/95

Accumulation Unit Value,

  Beginning of Period                                             $25.09                     $21.31                    $19.54
                                                                  ------                     ------                    ------

Net Investment Income                                               2.01                       1.32                      1.50

Net Realized and Unrealized

    Gain from Security Transactions                                 3.74                       2.46                       .27
                                                                    ----                       ----                       ---

Total from Investment Operations                                    5.75                       3.78                      1.77
                                                                    ----                       ----                      ----

Accumulation Unit Value,

  End of Period                                                   $30.84                     $25.09                    $21.31
                                                                   =====                      =====                     =====


Total Return*                                                     22.91%                     17.76%                     9.05%

Contract Owners' Equity,

  End of Period (in thousands)                                   $24,402                     $9,416                    $2,675

Ratio of Expenses to Average

  Contract Owners' Equity                                          1.40%                      1.40%                   1.40%**

Ratio of Net Investment Income

  to Average Contract Owners' Equity                              10.45%                      9.23%                  42.60%**

* Investment returns do not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but do reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE
FINANCIAL HIGHLIGHTS

Financial Highlights for each accumulation unit outstanding throughout the period are presented below.

General American Capital Company Money Market Portfolio

                                                     PERIOD FROM 12/4/97
                                                (COMMENCEMENT OF OPERATIONS)
                                                        THROUGH 12/31/97

Accumulation Unit Value,

  Beginning of Period                                             $10.63

Net Investment Loss                                                (.01)

Net Realized and Unrealized

    Gain from Security Transactions                                  .05

Total from Investment Operations                                     .04

Accumulation Unit Value,

  End of Period                                                   $10.67

Total Return*                                                       .34%

Contract Owners' Equity,

  End of Period (in thousands)                                      $150

Ratio of Expenses to Average

  Contract Owners' Equity                                        1.40%**

Ratio of Net Investment Loss

  to Average Contract Owners' Equity                           (1.34%)**

* Investment return does not reflect any contract based fees (withdrawal, contract maintenance or account transfer fees), but does reflect mortality and expense fees, administration expense fees and all expenses of the underlying portfolio (investment advisory fees and portfolio operating expenses).

**   Annualized

See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT FIVE

NOTES TO FINANCIAL STATEMENTS
December 31, 1997

1.    ORGANIZATION:

Cova Variable Annuity Account Five (the "Separate Account") is a separate investment account established by a resolution of the Board of Directors of Cova Financial Life Insurance Company ("Cova"). The Separate Account operates as a Unit Investment Trust under the Investment Company Act of 1940.

The Separate Account is divided into sub-accounts, with the assets of each sub-account invested in the Cova Series Trust ("Trust") or Lord Abbett Series Fund, Inc. ("Fund") or General American Capital Company ("GACC"). The Trust consists of twelve portfolios of which four are managed by Van Kampen American Capital Investment Advisory Corp., three are managed by Lord, Abbett and Co. and five are managed by J.P. Morgan Investment Management, Inc. The Trust portfolios available for investment are the Quality Income, Money Market, Stock Index, Growth and Income, Bond Debenture, Developing Growth, Mid-Cap Value, Quality Bond, Small Cap Stock, Large Cap Stock, Select Equity and International Equity. The Fund has one portfolio available for investment, the Growth and Income Portfolio and GACC has one portfolio available for investment, the Money Market portfolio. Not all portfolios of the Trust, Fund and GACC are available for investment depending upon the nature and specific terms of the different contracts being offered for sale. The Trust, Fund and GACC are diversified, open-end, management investment companies which are intended to meet differing investment objectives.

The Trust Developing Growth and Trust Mid-Cap Value sub-accounts commenced operations on November 7, 1997. The GACC Money Market sub-account commenced operations on December 4, 1997.


2.   SIGNIFICANT ACCOUNTING POLICIES :

     A.    Investment Valuation

     Investments in shares of the Trust, Fund and GACC are carried in the statement of assets and liabilities at the underlying net asset value of the Trust, Fund and GACC. The net asset value of the Trust, Fund and GACC has been determined on the market value basis and is valued daily by the Trust, Fund and GACC investment managers. Realized gains and losses are calculated by the average cost method.

     B.    Reinvestment of Dividends

     With the exception of GACC, dividends received from net investment income and net realized capital gains are reinvested in additional shares of the portfolio of the Trust or Fund making the distribution. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

     GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and net realized capital gains are deemed to be passed through to the Separate Account. As a result, GACC does not distribute any dividends or capital gains. During December of each year, accumulated investment income and capital gains of the underlying GACC portfolios are allocated to the Separate Account by increasing the cost basis and recognizing a capital gain in the Separate Account.

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

     C.   Federal Income Taxes

     Operations of the Separate Account form a part of Cova, which is taxed as a "Life Insurance Company" under the Internal Revenue Code ("Code"). Under current provisions of the Code, no Federal income taxes are payable by Cova with respect to earnings of the Separate Account.

     Under the  principles  set forth in  Internal  Revenue  Ruling  81-225  and
     Section 817(h) of the Code and regulations thereunder, Cova believes that it will be treated as the owner of the assets invested in the Separate Account for Federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in a contract owner's gross income until amounts are withdrawn or received pursuant to an Optional Payment Plan.

3.   CONTRACT FEES:

There are no deductions made from purchase payments for sales charges at the time of purchase. However, if all or a portion of the contract value is withdrawn, a withdrawal fee is calculated and deducted from the contract value. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided that the contract value prior to withdrawal exceeds $5,000, an owner may make a withdrawal each contract year of up to 10% of the aggregate purchase payments free from withdrawal fees.

An annual contract maintenance fee of $30 is imposed on all contracts with contract values less than $50,000 on their policy anniversary. The fee covers the cost of contract administration for the previous year and is prorated between the sub-accounts to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a part of the accumulated value of the contract among other offered and available account options of the Separate Account and fixed rate annuities of Cova. If more than 12 transfers have been made in the contract year, a transfer fee of $25 per transfer or, if less, 2% of the amount transferred will be deducted from the account value. If the owner is participating in the Dollar Cost Averaging program, such related transfers are not taken into account in determining any transfer fee.

For the year ended December 31, 1997, withdrawal and account transfer fees of $6,919 and contract maintenance fees of $12,257 were deducted from the contract values in the Separate Account

Mortality and expense risks assumed by Cova are compensated by a fee equivalent to an annual rate of 1.25% of the value of net assets. The mortality risks assumed by Cova arise from its contractual obligation to make annuity payments after the annuity date for the life of the annuitant and to waive the withdrawal fee in the event of the death of the contract owner.

In addition, the Separate Account bears certain administration expenses, which are equivalent to an annual rate of .15% of net assets. These fees cover the cost of establishing and maintaining the contracts and Separate Account.

Cova currently advances any premium taxes due at the time purchase payments are made and then deducts premium taxes from the contract value at the time annuity payments begin or upon withdrawal if Cova is unable to obtain a refund. Cova, however, reserves the right to deduct premium taxes when incurred.

                                                                     (continued)



COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

4.    GAIN (LOSS) ON INVESTMENTS:

5. The table below summarizes realized and unrealized gains and losses on investments:

9. REALIZED GAINS (LOSSES) ON INVESTMENTS:


                                                                              YEAR ENDED                         YEAR ENDED
                                                                                12/31/97                           12/31/96

 Trust Quality Income Portfolio:

  Aggregate Proceeds From Sales                                                  $78,042                            $50,860
  Aggregate Cost                                                                  78,307                             51,542
                                                                                  ------                             ------
    Net Realized Loss on Investments                                              ($265)                             ($682)
                                                                                  ======                             ======

 Trust Money Market Portfolio:

  Aggregate Proceeds From Sales                                               $5,031,278                         $4,136,159
  Aggregate Cost                                                               5,031,278                          4,136,159
                                                                               ---------                          ---------
    Net Realized Gain on Investments                                                  --                                 --

 Trust Stock Index Portfolio:

  Aggregate Proceeds From Sales                                                 $100,563                            $23,308
  Aggregate Cost                                                                  81,687                             21,966
                                                                                  ------                             ------
    Net Realized Gain on Investments                                             $18,876                             $1,342
                                                                                 =======                             ======

 Trust Growth and Income Portfolio:

  Aggregate Proceeds From Sales                                                  $21,278                            $24,274
  Aggregate Cost                                                                  18,280                             23,756
                                                                                  ------                             ------
    Net Realized Gain on Investments                                              $2,998                               $518
                                                                                  ======                               ====

 Trust Bond Debenture Portfolio:

  Aggregate Proceeds From Sales                                                 $109,027                             64,093
  Aggregate Cost                                                                 103,526                             62,718
                                                                                 -------                             ------
True Net Realized Gain on Investments                                            $5,501                              $1,375
                                                                                 ======                              -----

 Trust Developing Growth Portfolio:

  Aggregate Proceeds From Sales                                                 $ 15,035
  Aggregate Cost                                                                  15,050
                                                                                 -------
True Net Realized Gain on Investments                                            ($15)                                N/A
                                                                                 ======

 Trust Mid-Cap Value Portfolio:

  Aggregate Proceeds From Sales                                                 $  5,141
  Aggregate Cost                                                                   5,091
                                                                                 -------
True Net Realized Gain on Investments                                           $     50                              N/A
                                                                                 ======


                                                                     (continued)




COVA VARIABLE ANNUITY ACCOUNT
FIVE
NOTES TO FINANCIAL STATEMENTS
REALIZED GAINS (LOSSES) ON
INVESTMENTS, CONTINUED:

                                                                              YEAR ENDED                         YEAR ENDED
                                                                                12/31/97                           12/31/96

 Trust Quality Bond Portfolio:

  Aggregate Proceeds From Sales                                                 $149,426                             $9,121
  Aggregate Cost                                                                 147,472                              9,056
                                                                                 -------                              -----
    Net Realized Gain on Investments                                              $1,954                                $65
                                                                                  ======                                ===

 Trust Small Cap Stock Portfolio:

  Aggregate Proceeds From Sales                                                  $91,131                             $8,158
  Aggregate Cost                                                                  81,824                              7,824
                                                                                  ------                              -----
    Net Realized Gain on Investments                                              $9,307                               $334
                                                                                  ======                               ====

 Trust Large Cap Stock Portfolio:

  Aggregate Proceeds From Sales                                                 $121,132                            $39,604
  Aggregate Cost                                                                 106,386                             36,519
                                                                                 -------                             ------
    Net Realized Gain on Investments                                             $14,746                             $3,085
                                                                                 =======                             ======

 Trust Select Equity Portfolio:

  Aggregate Proceeds From Sales                                                 $150,731                            $10,599
  Aggregate Cost                                                                 130,262                             10,134
                                                                                 -------                             ------
    Net Realized Gain on Investments                                             $20,469                               $465
                                                                                 =======                               ====

 Trust International Equity Portfolio:

  Aggregate Proceeds From Sales                                                 $185,858                             $4,037
  Aggregate Cost                                                                 182,972                              3,905
                                                                                 -------                              -----
    Net Realized Gain on Investments                                              $2,886                               $132
                                                                                  ======                               ====

   Fund Growth and Income Portfolio:

    Aggregate Proceeds From Sales                                               $585,935                            $96,408
    Aggregate Cost                                                               507,692                             93,588
                                                                                 -------                             ------
      Net Realized Gain on Investments                                           $78,243                            $ 2,820
                                                                                 =======                             ------

 GACC Money Market Portfolio:

  Aggregate Proceeds From Sales                                                 $ 29,146
  Aggregate Cost                                                                  29,072
                                                                                 -------
True Net Realized Gain on Investments                                            $    74                               N/A
                                                                                 =======

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT
FIVE
NOTES TO FINANCIAL STATEMENTS
NET CHANGE IN UNREALIZED GAINS
(LOSSES) ON INVESTMENTS:


                                                                                    YEAR ENDED                         YEAR ENDED
                                                                                      12/31/97                           12/31/96

   Trust Quality Income Portfolio:

    End of Period                                                                     $14, 678                               $447
    Beginning of Period                                                                    447                              1,806
                                                                                           ---                              -----
      Net change in Unrealized Gain (Loss) on Investments                              $14,231                           ($1,359)
                                                                                       =======                           ========

   Trust Money Market Portfolio:

    End of Period                                                                           --                                 --
    Beginning of Period                                                                     --                                 --

     Net change in Unrealized Gain on Investments                                          --                                 --
   Trust Stock Index Portfolio:

    End of Period                                                                     $393,343                            $82,185
    Beginning of Period                                                                 82,185                              1,325
                                                                                        ------                              -----
       Net change in Unrealized Gain on Investments                                    $311,158                            $80,860
                                                                                      ========                            =======

   Trust Growth and Income Portfolio:

    End of Period                                                                     $251,383                            $37,743
    Beginning of Period                                                                 37,743                            (3,794)
                                                                                        ------                            ------
      Net change in Unrealized Gain on Investments                                    $213,640                            $41,537
                                                                                      ========                            =======

   Trust Bond Debenture Portfolio:

    End of Period                                                                     $163,335                             $8,392
    Beginning of Period                                                                  8,392                                 --
                                                                                         -----
       Net change in Unrealized Gain on Investments                                    $154,943                            $8,392
                                                                                       ========                            ======

   Trust Developing Growth Portfolio:
    End of Period                                                                         $404
    Beginning of Period                                                                    --
      Net change in Unrealized Gain on Investments                                        $404                              N/A
                                                                                          ====

   Trust Mid-Cap Value Portfolio:
    End of Period                                                                         $2,536
                                                                                          ======
    Beginning of Period                                                                    --
      Net change in Unrealized Gain on Investments                                        $2,536                              N/A
                                                                                          ======

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

5. UNREALIZED GAINS ON INVESTMENTS, CONTINUED:

                                                                              YEAR ENDED                         YEAR ENDED
                                                                                12/31/97                           12/31/96

Trust Quality Bond Portfolio:

 End of Period                                                                   $42,116                             $2,313
 Beginning of Period                                                               2,313                                 --
                                                                                   -----
   Net change in Unrealized Gain on Investments                                  $39,803                             $2,313
                                                                                 =======                             ======

Trust Small Cap Stock Portfolio:

 End of Period                                                                  $765,772                            $34,020
 Beginning of Period                                                              34,020                                 --
                                                                                  ------
   Net change in Unrealized Gain on Investments                                 $731,752                            $34,020
                                                                                ========                            =======

Trust Large Cap Stock Portfolio:

 End of Period                                                                  $630,868                            $56,856
 Beginning of Period                                                              56,856                                 --
                                                                                  ------
   Net change in Unrealized Gain on Investments                                 $574,012                            $56,856
                                                                                ========                            =======

Trust Select Equity Portfolio:

 End of Period                                                                $1,284,973                           $101,392
 Beginning of Period                                                             101,392                                 --
                                                                                 -------
   Net change in Unrealized Gain on Investments                               $1,183,581                           $101,392
                                                                              ==========                           ========

Trust International Equity Portfolio:

 End of Period                                                                   $91,655                            $66,683
 Beginning of Period                                                              66,683                                 --
                                                                                  ------
    Net change in Unrealized Gain on Investments                                  $24,972                            $66,683
                                                                                 =======                            =======

Fund Growth and Income Portfolio:

 End of Period                                                                $1,514,090                           $374,769
 Beginning of Period                                                             374,769                           (96,906)
                                                                                 -------                           -------
   Net change in Unrealized Gain on Investments                               $1,139,321                           $421,675
                                                                              ==========                           ========

GACC Money Market Portfolio:

 End of Period                                                                $440
 Beginning of Period                                                            --                                  N/A
                                                                              -----
   Net change in Unrealized Gain on Investments                               $440
                                                                              ==========

                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

5. ACCOUNT UNIT TRANSACTIONS:


The change in the number of accumulation units resulting from account unit transactions is as follows:

                                                                     Cova  Series Trust
                                                   ---------------------------------------------------------------------------------
                                                      Quality             Money            Stock        Growth and             Bond
                                                       Income            Market            Index            Income        Debenture

 Balance at December 31, 1995                           8,702            28,509           13,384             7,197              N/A
  Units Sold                                            3,762           429,882            9,129             2,136           10,897
  Units Redeemed                                      (1,485)              (10)            (805)             (596)             (31)
  Units Transferred                                     8,258         (431,287)           28,718            31,613           28,679
                                                        -----         ---------           ------            ------           ------

 Balance at December 31, 1996                          19,237            27,094           50,426            40,350           39,545
                                                       ------            ------           ------            ------           ------

  Units Sold                                              339           449,124              927             8,266           82,546
  Units Redeemed                                      (2,985)           (5,992)          (1,112)             (623)          (6,072)
  Units Transferred                                    27,138         (440,275)           19,361            32,087          231,381
                                                       ------         ---------           ------            ------          -------

 Balance at December 31, 1997                          43,729            29,951           69,602            80,080          347,400
                                                       ======            ======           ======            ======          =======


The change in the number of accumulation units resulting from account unit transactions is as follows:


                                                   ------------------------
                                                          Developing          Mid-Cap
                                                              Growth            Value


 Balance at December 31, 1995                                    N/A              N/A
  Units Sold
  Units Redeemed
  Units Transferred


 Balance at December 31, 1996                                    N/A              N/A
                                                                 ---              ---

  Units Sold                                                   1,385            3,163
  Units Redeemed                                                  --               --
  Units Transferred                                            4,654            5,347
                                                               -----            -----

 Balance at December 31, 1997                                  6,039            8,510
                                                               =====            =====


                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

                                                          Cova  Series Trust                     Lord Abbett Series Fund, Inc.
                                                      ------------------------------------------------------------------------  ----

                                                      Quality             Small            Large            Select            Int'l
                                                         Bond         Cap Stock        Cap Stock            Equity           Equity

 Balance at December 31, 1995                             N/A               N/A              N/A               N/A              N/A
  Units Sold                                            9,984            43,638           50,898            74,928           55,862
  Units Redeemed                                        (152)             (288)            (649)             (830)            (448)
  Units Transferred                                    54,702            69,768           75,982           111,411           68,618
                                                       ------            ------           ------           -------           ------

 Balance at December 31, 1996                          64,534           113,118          126,231           185,509          124,032
                                                       ------           -------          -------           -------          -------

  Units Sold                                           26,745            81,088          131,724           133,310          100,609
  Units Redeemed                                      (2,643)           (9,279)          (8,007)          (10,336)          (8,250)
  Units Transferred                                   146,007           302,653          436,729           392,067          337,714
                                                      -------           -------          -------           -------          -------

 Balance at December 31, 1997                         234,643           487,580          686,677           700,550          554,105
                                                      =======           =======          =======           =======          =======


                                                                     (continued)

COVA VARIABLE ANNUITY ACCOUNT FIVE
NOTES TO FINANCIAL STATEMENTS

                                                                          GACC
                                                      ------------   ------------

                                                             Growth and            Money
                                                                 Income           Market

 Balance at December 31, 1995                                   125,555              N/A
  Units Sold                                                     61,744
  Units Redeemed                                                (5,839)
  Units Transferred                                             193,844
                                                                -------

 Balance at December 31, 1996                                   375,304              N/A
                                                                -------              ---

  Units Sold                                                     66,936           16,814
  Units Redeemed                                               (17,887)               --
  Units Transferred                                             366,957          (2,723)
                                                                -------          -------

 Balance at December 31, 1997                                   791,310           14,091
                                                                =======           ======



COVA FINANCIAL LIFE INSURANCE COMPANY (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)
Financial Statements
December 31, 1997, 1996 and 1995
(With Independent Auditors' Report Thereon)



                          Independent Auditors' Report

     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:

     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1997 and 1996, and the related statements of income, shareholder's equity, and cash flows for the years ended December 31, 1997 and 1996, and the period from June 1, 1995 to December 31, 1995 (Successor periods), and the period from January 1, 1995 to May 31, 1995 (Predecessor period). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for the Successor periods, in conformity with generally accepted accounting principles. Also, in our opinion, the Predecessor financial statements present fairly, in all material respects, the results of its operations and its cash flows for the Predecessor period, in conformity with generally accepted accounting principles.

     As discussed in Note 1 to the financial statements, effective June 1, 1995, the predecessor to Cova Corporation, a subsidiary of General American Life Insurance Company, acquired all of the outstanding stock of Cova Financial Life Insurance Company in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods subsequent to the acquisition is presented on a different cost basis than that for the period prior to the acquisition and, therefore, is not comparable.


     Chicago, Illinois
     March 5, 1998






COVA FINANCIAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)
Balance Sheets
December 31, 1997 and 1996
(In thousands of dollars)

-------------------------------------------------------------------------------------------------------------------

                            ASSETS                                                           1997          1996
-------------------------------------------------------------------------------------------------------------------

Investments:

    Debt securities available for sale, at fair value

       (cost of $96,884 in 1997 and $71,257 in 1996)                                    $     97,520        71,263
    Mortgage loans (net)                                                                       1,786         -
    Policy loans                                                                               1,083         1,048
    Short-term investments, at fair value                                                      -                44
-------------------------------------------------------------------------------------------------------------------

Total investments                                                                            100,389        72,355
-------------------------------------------------------------------------------------------------------------------


Cash and cash equivalents - interest-bearing                                                     756         4,150
Cash - noninterest-bearing                                                                     1,392         2,485
Accrued investment income                                                                      1,826         1,122
Deferred policy acquisition costs                                                              6,774         3,321
Present value of future profits                                                                  900         1,178
Goodwill                                                                                       1,923         2,034
Deferred tax asset (net)                                                                       1,042         1,115
Receivable from OakRe                                                                         68,533        92,238
Reinsurance receivables                                                                          114            51
Other assets                                                                                      14            44
Separate account assets                                                                       69,318        18,880
-------------------------------------------------------------------------------------------------------------------

Total assets                                                                            $    252,981       198,973
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Balance Sheets, continued

December 31, 1997 and 1996

(In thousands of dollars, except share data)

-------------------------------------------------------------------------------------------------------------------

         LIABILITIES AND SHAREHOLDER'S EQUITY                                                 1997         1996
-------------------------------------------------------------------------------------------------------------------

Policyholder deposits                                                                    $    157,566      154,566
Future policy benefits                                                                          5,381        4,561
Payable on purchase of securities                                                                  92        1,048
Accounts payable and other liabilities                                                          1,462          736
Federal and state income taxes payable                                                            106           10
Future purchase price payable to OakRe                                                            565          683
Guaranty fund assessments                                                                       1,000        1,585
Separate account liabilities                                                                   69,318       18,880
-------------------------------------------------------------------------------------------------------------------

Total liabilities                                                                             235,490      182,069
-------------------------------------------------------------------------------------------------------------------

Shareholder's equity:

   Common stock, $233.34 par value.  (Authorized

      30,000 shares; issued and outstanding                                                     2,800        2,800
      12,000 shares in 1997 and 1996
   Additional paid-in capital                                                                  13,523       13,523
   Retained earnings                                                                            1,023          580
   Net unrealized appreciation on securities,

      net of tax                                                                                  145            1
-------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                                                     17,491       16,904
-------------------------------------------------------------------------------------------------------------------

Total liabilities and shareholder's equity                                               $    252,981      198,973
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.





COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Income

Years ended December 31, 1997, 1996, and 1995

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------
                                                                             The Company                       Predecessor
                                                                 -----------------------------------------  ---------------
                                                                                              7 months          5 months
                                                                                              ended              ended
                                                                                               December 31,     May 31,
                                                                   1997        1996           1995               1995
---------------------------------------------------------------------------------------------------------------------------

Revenues:

    Premiums                                                   $     1,191         488            142                 82
    Net investment income                                            6,761       4,176          1,419              5,271
    Net realized gains (losses) on sales of

       investments                                                     158         (28)           118               (272)
    Separate account fees                                              599         134             10              -
    Other income (expense)                                              45          35             (7)                57
---------------------------------------------------------------------------------------------------------------------------

Total revenues                                                       8,754       4,805          1,682              5,138
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:

    Interest on policyholder deposits                                4,837       2,563            788              5,034
    Current and future policy benefits                               1,481         722            115                178
    Operating and other expenses                                     1,203         570            309                814
    Amortization of purchased intangible
       assets                                                          165          66            157              -
    Amortization of deferred acquisition
       costs                                                           320         187              5                522
---------------------------------------------------------------------------------------------------------------------------

Total benefits and expenses                                          8,006       4,108          1,374              6,548
---------------------------------------------------------------------------------------------------------------------------

Income (loss) before income taxes                                      748         697            308             (1,410)
---------------------------------------------------------------------------------------------------------------------------

Income tax expense (benefit):

    Current                                                            310         351          -                   (362)
    Deferred                                                            (5)        (66)           140               (201)
---------------------------------------------------------------------------------------------------------------------------

Total income tax expense (benefit)                                     305         285            140               (563)
---------------------------------------------------------------------------------------------------------------------------

Net income (loss)                                              $       443         412            168               (847)
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.



COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Shareholder's Equity

Years ended December 31, 1997, 1996, and 1995

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------
                                                                                  The Company                 Predecessor
                                                                      --------------------------------------  -------------
                                                                                                7 months        5 months
                                                                                                 ended           ended
                                                                                              December 31,      May 31,
                                                                        1997       1996      1995               1995
---------------------------------------------------------------------------------------------------------------------------

Common stock:

      Balance at beginning of period                                $    2,800       2,800          2,800           600
      Par value adjustment                                               -           -              -             2,200
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                 2,800       2,800          2,800         2,800
---------------------------------------------------------------------------------------------------------------------------

Additional paid-in capital:

    Balance at beginning of period                                      13,523      13,523         18,093        17,200
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                -           -             (7,570)        -
    Par value adjustment                                                 -           -              -            (2,200)
    Capital contribution                                                 -           -              3,000         3,093
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                13,523      13,523         13,523        18,093
---------------------------------------------------------------------------------------------------------------------------

Retained earnings:

    Balance at beginning of period                                         580         168            209         4,045
    Adjustment to reflect purchase acquisition
      indicated in note 2                                                -           -               (209)        -
    Net income (loss)                                                      443         412            168          (847)
    Adjustment due to financial reinsurance
      transaction with OakRe                                             -           -              -            (2,989)
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                 1,023         580            168           209
---------------------------------------------------------------------------------------------------------------------------

Net unrealized appreciation (depreciation) on securities:

      Balance at beginning of period                                         1         192         (3,789)      (11,316)
      Adjustment to reflect purchase acquisition
         indicated in note 2                                             -           -              3,789         -
Change in unrealized appreciation (depreciation)
    of debt and equity securities                                          630        (840)           846        15,151
Change in deferred Federal income taxes                                    (77)        103           (104)       (4,053)
Change in deferred acquisition costs
    attributable to unrealized gains                                      (144)        (69)         -            (3,571)
Change in present value of future profits
    attributable to unrealized losses (gains)                             (265)        615           (550)        -
---------------------------------------------------------------------------------------------------------------------------

Balance at end of period                                                   145           1            192        (3,789)
---------------------------------------------------------------------------------------------------------------------------

Total shareholder's equity                                          $   17,491      16,904         16,683        17,313
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.





COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 1997, 1996 and 1995

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------
                                                                              The Company                    Predecessor
                                                                  ----------------------------------------  ---------------
                                                                                             7 months          5 months
                                                                                               ended            ended
                                                                                           December 31,        May 31,
                                                                    1997        1996      1995                 1995
---------------------------------------------------------------------------------------------------------------------------

Cash flows from operating activities:

    Interest and dividend receipts                              $     6,162       3,676            934            7,283
    Premiums received                                                 1,210         509            154               90
    Insurance and annuity benefit payments                             (669)       (580)          (339)            (252)
    Operating disbursements                                          (1,341)       (768)          (490)          (1,038)
    Taxes on income refunded (paid)                                    (298)       (341)         -                1,975
    Commissions and acquisition costs paid                           (3,821)     (2,413)        (1,169)            (542)
    Other                                                                69        (183)           360            6,299
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating
    activities                                                        1,312        (100)          (550)          13,815
---------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
    Cash used for the purchase of

      investment securities                                         (53,534)    (42,655)       (52,399)            (935)
    Proceeds from investment securities
      sold and matured                                               25,379      10,635         14,399          151,204
    Investment expenses                                                 (81)        (90)           (57)             (97)
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) investing

    activities                                                      (28,236)    (32,110)       (38,057)         150,172
---------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:

    Policyholder deposits                                            81,788      38,348         12,442            5,614
    Transfers from (to) OakRe                                        25,060      36,553         33,579         (171,081)
    Transfer to separate accounts                                   (56,144)    (13,669)        (3,312)           -
    Return of policyholder deposits                                 (28,267)    (28,521)       (26,897)         (15,531)
    Capital contributions received                                    -           -              3,000            3,093
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) financing

    activities                                                       22,437      32,711         18,812         (177,905)
---------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in cash and cash

    equivalents                                                      (4,487)        501        (19,795)         (13,918)
---------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents -

    beginning of period                                               6,635       6,134         25,929           39,847
---------------------------------------------------------------------------------------------------------------------------

Cash and cash equivalents -

    end of period                                               $     2,148       6,635          6,134           25,929
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Statements of Cash Flows

(In thousands of dollars)

---------------------------------------------------------------------------------------------------------------------------

                                                                              The Company                    Predecessor
                                                                  ----------------------------------------  ---------------
                                                                                             7 months          5 months
                                                                                               ended            ended
                                                                                           December 31,        May 31,
                                                                    1997        1996      1995                 1995
---------------------------------------------------------------------------------------------------------------------------

Reconciliation   of  net  income  (loss)  to  net  cash  provided  by  operating activities:

      Net income (loss)                                         $       443         412            168             (847)
      Adjustments to reconcile net
         income (loss) to net cash provided by
         (used in) operating activities:

           Increase (decrease) in future policy

              benefits                                                  820         192           (201)             (52)
           Increase (decrease) in payables and
              accrued liabilities                                        82          95            161             (252)
           Decrease (increase) in accrued
              investment income                                        (704)       (556)          (525)           1,766
           Amortization of intangible assets and
              deferred acquisition costs                                485         253            162              522
           Amortization and accretion of
              securities premiums and discounts                         (10)         73             (9)              32
           Net realized (gain) loss on sale of
              investments                                              (158)         28           (118)             272
           Interest on policyholder deposits                          4,837       2,563            788            5,034
           Investment expenses paid                                     115          90             57               97
           Increase (decrease) in current and
              deferred Federal income taxes                              91         (66)           140            1,412
           Recapture commissions paid to OakRe                         (159)       (273)          (223)           -
           Deferral of acquisition costs                             (3,917)     (2,413)        (1,169)            (542)
           Due to/from affiliates                                     -              44             27            6,470
           Other                                                       (613)       (542)           192              (97)
---------------------------------------------------------------------------------------------------------------------------

Net cash provided by (used in) operating activities             $     1,312        (100)          (550)          13,815
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

COVA FINANCIAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Financial Services Life Insurance Company) Notes to Financial Statements

--------------------------------------------------------------------------------


COVA FINANCIAL LIFE INSURANCE COMPANY

(a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

Notes to Financial Statements

December 31, 1997, 1996 and 1995

--------------------------------------------------------------------------------

 (1)    Nature of Business and Organization

              Nature of the Business

        Cova Financial Life Insurance Company (the Company), formerly Xerox Financial Life Insurance Company (the Predecessor), markets and services single premium deferred annuities, immediate annuities, variable annuities, and single premium whole-life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

        Under the deferred annuity contracts, interest rates credited to policyholder deposits are guaranteed. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain Federal income tax penalties on withdrawals.

        Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 85%, 81%, and 71% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1997, 1996, and 1995, respectively.

              Organization

        The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). On December 31, 1996, Cova Corporation, an insurance holding company wholly owned by General American Life Insurance Company (GALIC), transferred 100% of the outstanding shares of the Company to CFSLIC, an affiliated life insurer domiciled in Missouri. The transfer of direct ownership had no effect on the operations of the company as both CFSLIC and the Company had existed under common management and control prior to the transfer.

        Prior to June 1, 1995 Xerox Financial Services, Inc. (XFSI) owned 100% of the shares of the Predecessor. XFSI is a wholly owned subsidiary of Xerox Corporation.

        On June 1, 1995 XFSI sold 100% of the issued and outstanding shares of the Predecessor to Cova Corporation in exchange for approximately $13.3 million in cash and $1.1 million in future payables. In conjunction with this Agreement, the Predecessor also entered into a financing reinsurance transaction that caused OakRe Life Insurance Company
        (OakRe),  an  affiliate  of the  Predecessor,  to  assume  the  economic benefits and risks of the single premium deferred annuity deposits (SPDAs) which had an aggregate carrying value at June 1, 1995 of $159.0 million. In exchange, the Predecessor transferred specifically identified assets to OakRe with a market value at June 1, 1995 of $162.0 million. Ownership of OakRe was retained by XFSI subsequent to the sale of the Predecessor and other affiliates. The "Receivable from OakRe" to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods (which will be substantially expired by the year 2000) by the transfer of cash in the amount of the then-current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

        In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit during the periods ending December 31, 1997 and 1996.

        In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company, and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

 (2)    Purchase in Accounting

        Upon closing of the sale, the Company restated its financial statements in accordance with "push down purchase accounting," which allocates the net purchase price of $13.3 million according to the fair values of the acquired assets and liabilities, including the estimated present value of future profits. These allocated values were dependent upon policies in force and market conditions at the time of closing; however, these allocations were not finalized until 1996. The table summarizes the final allocation of purchase price.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                              June 1, 1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               (in millions)

        Assets acquired:

              Policy loans                                                                                   $      0.9
              Cash and cash equivalents                                                                            25.9
              Short-term investment                                                                                 0.1
              Present value of future profits                                                                       1.1
              Goodwill                                                                                              2.2
              Deferred tax benefit                                                                                  1.5
              Reinsurance receivable                                                                              156.3
              Other assets                                                                                          0.1
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                  188.1

---------------------------------------------------------------------------------------------------------------------------

        Liabilities assumed:

              Policyholder deposits                                                                               168.7
              Future policy benefits                                                                                4.5
              Future purchase price payable                                                                         1.1
              Deferred income taxes                                                                                 0.2
              Other liabilities                                                                                     0.3
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                  174.8

---------------------------------------------------------------------------------------------------------------------------

        Adjusted purchase price                                                                              $     13.3
---------------------------------------------------------------------------------------------------------------------------

        In addition to revaluing all material tangible assets and liabilities to their respective estimated fair values as of the closing date of the sale, the Company also recorded in its financial statements the excess of cost over fair value of net assets acquired (goodwill) as well as the present value of future profits to be derived from the purchased and reinsured business. These amounts were determined in accordance with the purchase method of accounting. This new basis of accounting resulted in a reduction in shareholder's equity of approximately $4.0 million in 1995, reflecting the application of push down purchase accounting. The Company's financial statements subsequent to June 1, 1995 reflect this new basis of accounting.

        All amounts for periods ended before June 1, 1995 are labeled "Predecessor" and are based on Predecessor historical costs. The periods ending on or after such date are labeled "The Company" and are based on the new cost basis of the Company or fair values at June 1, 1995 and the subsequent results of operations.

 (3)    Summary of Significant Accounting Policies

              Debt Securities

        Investments in all debt securities with readily determinable fair values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities and short-term investments at December 31, 1997 and 1996 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as a separate component of shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

        Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

        Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

        A  realized  loss  is  recognized  and  charged  against  income  if the
        Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              Mortgage Loans and Other Invested Assets

        Mortgage loans and policy loans are carried at their unpaid principal balance. Other invested assets are carried at the lower of cost or market.

        Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

        The Company had no impaired loans, but did establish a valuation allowance of $319 for potential losses on mortgage loans at December 31, 1997.

              Cash and Cash Equivalents

        Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              Separate Account Assets

        Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              Deferred Policy Acquisition Costs

        The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. These deferred costs are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is approximately 20 years from the date of original policy issue.

        The components of deferred policy acquisition costs are shown below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                   The Company                 Predecessor

                                                                                              7 Months          5 Months
                                                                                                ended             ended
                                                                                            December 31,         May 31,
                                                                        1997      1996          1995              1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                           (in thousands)

        Deferred policy acquisition costs,

              beginning of period                                 $     3,321     1,164         6,167             9,718
        Effects of push down purchase
              accounting                                                   -         -         (6,167)               -
        Commissions and expenses deferred                               3,917     2,413         1,169               542
        Amortization                                                     (320)     (187)           (5)             (522)
        Deferred policy acquisition costs
              attributable to unrealized

              gains                                                      (144)      (69)           -             (3,571)
---------------------------------------------------------------------------------------------------------------------------

        Deferred policy acquisition costs,

              end of period                                       $     6,774     3,321         1,164             6,167
---------------------------------------------------------------------------------------------------------------------------

              Purchase Related Intangible Assets and Liabilities

        In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the purchase date.

              Present Value of Future Profits

        As of June 1, 1995 the Company established an intangible asset which represents the "present value of future profits" to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 18% (12% net after tax).

        In addition, as the Company has the option of retaining its SPDA policies after they reach their next interest rate reset date and are "recaptured" from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of present value of future profits will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized gains and losses is not recognized currently in income but as an offset to the unrealized gains and losses reflected as a separate component of equity. The amortization period is the remaining life of the policies, which is approximately 20 years from the date of original policy issue.

        Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 6.2%, 4.6%, 3.8%, 3.1%, and 2.4% for the years ended
        December 31, 1998 through 2002, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results.

        During 1996, the Company adjusted its original purchase accounting to include a revised estimate of the ultimate renewal (recapture) rate. This adjustment resulted in a reallocation of the net purchased intangible asset between present value of future profits goodwill, future payable and deferred taxes. This final allocation and the resulting impact on inception to date amortization was recorded, in its entirety, in 1996. No restatement of the June 1, 1995 opening Balance Sheet was made.

        The components of present value of future profits are shown below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7 Months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                           1997      1996          1995
                                                                                                    (in thousands)

        Present value of future profits - beginning of period                        $    1,178        576        1,233
        Net amortization                                                                    (13)        78         (107)
        Adjustment due to revised push down purchase accounting                              -         (91)          -
        Present value of future profit attributable to unrealized losses (gains)           (265)       615         (550)
---------------------------------------------------------------------------------------------------------------------------

        Present value of future profits - end of period                              $      900      1,178          576
---------------------------------------------------------------------------------------------------------------------------

              Goodwill

        Under the push down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as "goodwill." The Company has elected to amortize goodwill on the straight line basis over a 20-year period.

        The components of goodwill are shown below:

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7 Months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997       1996          1995
                                                                                                    (in thousands)

        Goodwill - beginning of period                                              $    2,034       2,306         2,375
        Amortization                                                                      (111)       (105)          (69)
        Adjustment due to revised push down purchase accounting                             -         (167)           -
---------------------------------------------------------------------------------------------------------------------------

        Goodwill - end of period                                                    $    1,923       2,034         2,306
---------------------------------------------------------------------------------------------------------------------------

              Future Payable

        Pursuant to the financial reinsurance agreement, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%. The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the year 2000.

        The components of this future payable are shown below:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 7 Months
                                                                                                                   ended
                                                                                                               December 31,
                                                                                          1997       1996          1995
                                                                                                    (in thousands)

        Future payable - beginning of period                                        $      683       1,265         1,438
        Interest added                                                                      41          39            50
        Payments to OakRe                                                                 (159)       (273)         (223)
        Adjustment due to revised push down purchase accounting                             -         (348)           -
---------------------------------------------------------------------------------------------------------------------------

        Future payable - end of period                                              $      565         683         1,265
---------------------------------------------------------------------------------------------------------------------------

              Deferred Tax Assets and Liabilities

        XFSI and GALIC agreed to file an election to treat the acquisition of the company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              Policyholder Deposits

        The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the company's policyholder deposits as of December 31, 1997 was 6.15%.

              Future Policy Benefits

        Reserves are held for future annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 5.50% to 8.50%, depending upon year of issue.

        Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              Premium Revenue

        The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks.

        The Company currently assesses no explicit life insurance premium for its commitment to make payments in excess of its recorded liability that are contingent upon policyholder mortality. Benefits paid in excess of the recorded liability are recognized when incurred as the amounts are not material to the financial statements.

        Amounts collected on policies not subject to any mortality or longevity risk are recorded as increases in the policyholder deposits liability.

              Federal Income Taxes

        Prior to June 1, 1995, the revenues and expenses of the Predecessor were included in a consolidated Federal income tax return with its parent company and other affiliates. Allocations of Federal income taxes were based upon separate return calculations.

        Subsequent to June 1, 1995, the Company filed its own separate income tax return. Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, Cova Financial Services Life Insurance Company. Allocations of Federal income taxes are based upon separate return calculations.

        Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              Risks and Uncertainties

        In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

        The following elements of the financial statements are most affected by the use of estimates and assumptions:

               -    Investment market

               -    Amortization   of  deferred  policy   acquisition   costs  -
                    Amortization   of   present   value  of  future   profits  -
                    Recoverability of goodwill

        The market value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

        The amortization of deferred acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

        In a similar manner, the amortization of present value of future profits is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

        In accordance with SFAS No. 121, Accounting for the Impairment of Long Lived Assets and for Long Lived Assets to be Disposed of, which was adopted by the Company in the fourth quarter of 1995, the Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1997.

              Fair Value of Financial Instruments

        SFAS No. 107, Disclosures About Fair Value of Financial Instruments applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

        These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosures requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-Term Investments,
                 and Accrued Investment Income

        The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

          Investment Securities and Mortgage Loans (Including Mortgage-backed Securities)

        Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. (See note 4 for fair value disclosures).

              Policy Loans

        Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

              Investment Contracts

        The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1997 and 1996, the cash surrender value of policyholder funds on deposit was $1,994,062 and $1,030,007, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

        All of the Company's deposit obligations are fully guaranteed by the acquirer, GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              Reinsurance

        The impact of reinsurance on the December 31, 1997 financial statements is not considered material.

        The financing reinsurance agreement entered into with OakRe does not meet the conditions for reinsurance accounting under generally accepted accounting principles (GAAP). The net assets initially transferred to OakRe were established as a receivable and then are subsequently increased as interest is accrued on the underlying liabilities and decreased as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed.

              Other

        Certain 1996 and 1995 amounts have been reclassified to conform to the 1997 presentation.

 (4)    Investments

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1997 and 1996 were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                    1997
                                                                    Gross           Gross          Estimated
                                                 Amortized       unrealized      unrealized          fair         Carrying
                                                   cost             gains          losses            value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                               (in thousands)

        Debt securities:

              U.S. Government Treasuries       $     100              1               -                101            101
              Collateralized mortgage
                 obligations                      24,018            305              (64)           24,259         24,259
              Corporate, state,
                 municipalities, and

                 political subdivisions           72,766          1,500           (1,106)           73,160         73,160
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                     96,884          1,806           (1,170)           97,520         97,520
---------------------------------------------------------------------------------------------------------------------------

        Mortgage loans (net)                       1,786            143               -              1,929          1,786
        Policy loans                               1,083             -                -              1,083          1,083
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Total investments                      $  99,753          1,949           (1,170)          100,532        100,389
---------------------------------------------------------------------------------------------------------------------------

                                                                                    1996
                                                                    Gross           Gross          Estimated
                                                 Amortized       unrealized      unrealized          fair         Carrying
                                                   cost             gains          losses            value          value
---------------------------------------------------------------------------------------------------------------------------
                                                                               (in thousands)

        Debt securities:

              U.S. Government Treasuries       $     100              1               -                101            101
              Collateralized mortgage
                 obligations                      20,181             81             (119)           20,143         20,143
              Corporate, state,
                 municipalities, and

                 political subdivisions           50,976            433             (390)           51,019         51,019
---------------------------------------------------------------------------------------------------------------------------

        Total debt securities                     71,257            515             (509)           71,263         71,263
---------------------------------------------------------------------------------------------------------------------------

        Policy loans                               1,048             -                -              1,048          1,048
        Short-term investments                        44             -                -                 44             44
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Total investments                      $  72,349            515             (509)           72,355         72,355
---------------------------------------------------------------------------------------------------------------------------

        The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

---------------------------------------------------------------------------------------------------------------------------

                                                                                                                   Estimated
                                                                                                      Amortized      fair
                                                                                                        cost         value
---------------------------------------------------------------------------------------------------------------------------
                                                                                                        (in thousands)

        Less than one year                                                                        $     1,375        1,378
        Due after one year through five years                                                          27,132       27,100
        Due after five years through ten years                                                         36,120       36,463
        Due after ten years                                                                             8,239        8,320
        Mortgage-backed securities                                                                     24,018       24,259
---------------------------------------------------------------------------------------------------------------------------

        Total $                                                                              96,884    97,520
---------------------------------------------------------------------------------------------------------------------------

        At December 31, 1997, approximately 90.9% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 9.1% noninvestment grade debt securities, 7.2% are rated as BB or its equivalent, and 1.9% are rated B or its equivalent.

        All debt securities were income producing during the years ended December 31, 1997 and 1996. As of December 31, 1997 and 1996, the Company had no impaired investments.

        The components of investment income, realized gains (losses) and unrealized appreciation (depreciation) were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                   The Company                 Predecessor

                                                                                              7 Months          5 Months
                                                                                                ended             ended
                                                                                            December 31,         May 31,
                                                                        1997      1996          1995              1995
---------------------------------------------------------------------------------------------------------------------------
                                                                                           (in thousands)

        Income on debt securities                                 $     6,575     3,926         1,166             4,075
        Income on short-term investments                                  186       243           257             1,261
        Income on policy loans                                             83        86            46                29
        Interest on mortgage loans                                         32        -             -                 -
---------------------------------------------------------------------------------------------------------------------------
        Miscellaneous interest                                             -          8            -                 -
---------------------------------------------------------------------------------------------------------------------------

        Total investment income                                         6,876     4,263         1,469             5,365

        Investment expenses                                              (115)      (87)          (50)              (94)
---------------------------------------------------------------------------------------------------------------------------

        Net investment income                                     $     6,761     4,176         1,419             5,271
---------------------------------------------------------------------------------------------------------------------------

        Net realized capital gains (losses) - debt securities     $       158       (28)          118              (272)
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) were as follows:

              Debt securities                                     $       633         6           850           (10,594)
              Short-term investments                                        3        -             (4)                1
              Effects on deferred acquisition costs
                 amortization                                            (213)      (69)           -              4,767
              Effects on present value of future
                 profits amortization                                    (200)       65          (550)               -
---------------------------------------------------------------------------------------------------------------------------

        Unrealized gains (losses) before income taxes                     223         2           296            (5,826)
        Unrealized income tax benefit (expenses)                          (78)       (1)         (104)            2,037
---------------------------------------------------------------------------------------------------------------------------

        Net unrealized appreciation (deprecation)

---------------------------------------------------------------------------------------------------------------------------
              on investments                                      $       145         1           192            (3,789)
---------------------------------------------------------------------------------------------------------------------------

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions and paydowns for investments in debt securities during 1996 were $10,635,608. Gross gains of $16,757 and gross losses of $44,311 were realized on those sales. Included in these amounts were $1,355 of gross gains realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions and paydowns of investments in debt securities for the Company during 1995 were $14,400,247 and for the Predecessor were $148,796,033. Gross gains of $136,104 and gross losses of $17,789 were realized by the Company on its sales. The Predecessor realized gross gains of $23,293 and gross losses of $295,368 on its sales.

 (5)    Securities Greater than 10% of Shareholder's Equity

        As of December 31, 1997 and 1996, the Company held the following individual securities which exceeded 10% of shareholder's equity:

---------------------------------------------------------------------------------------------------------------------------
                                                                                              1997                  1996
---------------------------------------------------------------------------------------------------------------------------

        Colonial Realty, at carrying value                                             $    2,017,400            2,036,540
---------------------------------------------------------------------------------------------------------------------------


 (6)    Postretirement and Postemployment Benefits

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1997, 1996, and 1995, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1997 CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments.

        The expense arising from these allocations is not material.

 (7)    Income Taxes

        The Company will file a consolidated Federal income tax return with its immediate parent, CFSLIC. Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

        Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense (benefit) for the years ended December 31 was allocated as follows:

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                                                                                   The Company                 Predecessor

                                                                                              7 Months          5 Months
                                                                                                ended             ended
                                                                                            December 31,         May 31,
                                                                        1997      1996          1995              1995

---------------------------------------------------------------------------------------------------------------------------
                                                                                           (in thousands)

        Statements of income:

              Operating income (excluding realized

                 investment gains and losses)                        $   250       295            194              (561)
              Realized investment gains (losses)                          55       (10)           (54)               (2)
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        Income tax expense (benefit) included

              in the statements of income                                305       285            140              (563)
---------------------------------------------------------------------------------------------------------------------------

        Shareholder's equity:

              Change in deferred Federal income taxes                     77      (103)           104             4,053
---------------------------------------------------------------------------------------------------------------------------

        Total income tax expense                                     $   382       182            244             3,490
---------------------------------------------------------------------------------------------------------------------------

        The actual Federal income tax expense (benefit) differed from the expected tax expense computed by applying the U.S. Federal statutory rate to income before taxes on income as follows:

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                                                                        The Company                            Predecessor
                                                                                            7 Months            5 Months
                                                                                              ended               ended
                                                                                          December 31,           May 31,
                                                     1997                1996                 1995                1995
---------------------------------------------------------------------------------------------------------------------------
                                                                            (dollars in thousands)

        Computed expected tax expense          $   262    35.0%     $  244    35.0%   $    108  35.0%     $   (494)   35.0%
        Tax-exempt bond interest                    -      -            -      -            -    -             (70)    5.0
        Amortization of intangible assets           39     5.2          37     5.3          25   8.2            -      -
        Other                                  4     0.5            4    0.6          7      2.3          1     (0.1)
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        Total $                              305    40.7   $      285   40.9%  $    140     45.5%$    (563)     39.9%
---------------------------------------------------------------------------------------------------------------------------

        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1997 and 1996 are as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                           1997      1996

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           (in thousands)

        Deferred tax assets:

              Tax basis of intangible assets purchased                                                 $     679       733
              Liability for commission on recaptures                                                         198       239
              Policy reserves                                                                              1,898       972
              DAC "Proxy Tax"                                                                                977       556
              Other deferred tax assets                                                                       -          6
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        Total assets                                                                                       3,752     2,506
---------------------------------------------------------------------------------------------------------------------------

        Deferred tax liabilities:

              Unrealized gains in investments                                                                 78         1
              PVFP                                                                                           144       219
              Deferred acquisition costs                                                                   2,371     1,162
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              Other deferred tax liabilities                                                                 117         9
---------------------------------------------------------------------------------------------------------------------------

        Total liabilities                                                                                  2,710     1,391
---------------------------------------------------------------------------------------------------------------------------

        Net deferred tax asset                                                                         $   1,042     1,115
---------------------------------------------------------------------------------------------------------------------------

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes the deferred tax assets will be fully realized in the future based upon consideration of the reversal of existing temporary differences, anticipated future earnings, and all other available evidence. Accordingly, no valuation allowance was established at December 31, 1997 or 1996.

 (8)    Related-party Transactions

        The Company has entered into management, operations, and servicing agreements with both affiliated and unaffiliated companies. The affiliated companies are Cova Life Management Company (CLMC), a Delaware Corporation, which provides management services and the employees necessary to conduct the activities of the Company; and Conning Asset Management, which provides investment advice. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's ultimate parent, GALIC. The unaffiliated companies are Johnson & Higgins, a New Jersey corporation; and Johnson & Higgins/Kirke Van Orsdel, Inc., a Delaware corporation; which provide various services for the Company including underwriting, claims, and administrative functions. Expenses and fees paid to affiliated companies in 1997 and 1996 for the Company were $396,806 and $303,694, respectively.

 (9)    Statutory Surplus and Dividend Restriction

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major  differences  arise  principally  from the  immediate  expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an Asset Valuation Reserve as a contingent liability based on the credit quality of the Company's investment securities and an Interest Maintenance Reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values, and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

---------------------------------------------------------------------------------------------------------------------------

                                                                                                           1997      1996

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (in thousands
                                                                                                             of dollars)

        Statutory capital and surplus                                                                 $   10,389    11,176
        Reconciling items:
              Statutory asset valuation reserves                                                           1,151       825
              Interest maintenance reserve                                                                   111        34
              GAAP investment adjustments to fair value                                                      636         6
              Deferred policy acquisition costs                                                            6,774     3,321
              GAAP basis policy reserves                                                                  (4,871)   (2,101)
              Deferred federal income taxes (net)                                                          1,042     1,115
              Goodwill                                                                                     1,923     2,034
              Present value of future profits                                                                900     1,178
              Future purchase price payable                                                                 (565)     (683)
              Other                                                                                            1        (1)
---------------------------------------------------------------------------------------------------------------------------

        GAAP shareholder's equity                                                                     $   17,491    16,904
---------------------------------------------------------------------------------------------------------------------------

          Statutory net loss for the years ended December 31, 1997, 1996, and 1995 were $461,118, $113,236, and $2,404,316, respectively.



COVA FINANCIAL LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Cova Financial Services Life Insurance Company) Notes to Financial Statements
December 31, 1996 and 1995

--------------------------------------------------------------------------------

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 1998 will be $758,912, which is 10% of the Company's December 31, 1997 statutory surplus of $7,589,120.

        The National Association of Insurance Commissioners has developed certain Risk Based Capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1997, the Company's Total Adjusted Capital and Authorized Control Level
        - RBC were $11,539,912 and $2,062,533, respectively. This level of adjusted capital qualifies under all tests.

(10)    Guaranty Fund Assessments

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under the state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1997, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        At December 31, 1997, the National Organization of Life and Health Guaranty Associations (NOLHGA) distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.0 million in future assessments on insolvencies that occurred before December 31, 1997. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded an additional receivable from OakRe for $1.0 million.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained for 1997 were not material.